CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	May 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Current Assets:
Cash	$ 268,007	$ 2,338	$ 152,082
Accounts Receivable	358,813	0
Notes receivable, current	100,800	0
Inventory	182,268	75,338	2,299
Total Current Assets	909,888	77,676	154,381
Machinery & Equipment- Net	1,433,408	25,406	13,248
Other Assets
Long-Term Investments	650,000	1,714,903	0
Intangible Assets	500,000	500,000	0
Note Receivable	41,000	0	40,000
Security Deposit	7,200	7,200	7,200
Goodwill	8,098,603	0
TOTAL ASSETS	12,247,405	2,325,185	214,829
Current Liabilities:
Accounts Payable	624,486	233,568	92,806
Accounts Payable - Related Party	11,137	1,139	1,139
Accrued Interest	209,843	33,301	0
Due to Joint Venture	135,000	0
Right of use liability, current	62,063	0
Notes payable, current	995,043	0
Accrued Professional and Legal Expenses		0	5,885
Accrued R&D Expenses		0	6,250
Convertible Notes, Net of Debt Discount of $678,246 and $0, respectively	1,103,654	1,866,872	33,334
Derivative Liability	3,585,535	1,125,803	0
Note Payable - Related Party	613,617	499,788	14,000
Total Current Liabilities	7,340,378	3,760,471	153,414
Right of use liability, long term	545,243	0
Notes payable	786,001	0
Total Liabilities	8,671,622	3,760,471	153,414
Stockholder's Equity (Deficit)
Preferred Stock, par value $0.0001, 10,000,000 shares Authorized, 6,000,000 shares Issued and Outstanding at November 30, 2020 and August 31, 2020	600	600	0
Common Stock, par value $0.001, 290,000,000 shares Authorized, 39,714,845 at November 30, 2020 and 27,082,419 shares Issued and Outstanding at August 31, 2020	78,731	2,708	1,253
Additional Paid-In Capital	10,882,705	4,618,168	1,184,923
Shares to be issued	1,360	187	2,840
Accumulated Deficit	(11,329,224)	(6,056,949)	(1,127,601)
Total Stockholder's Equity (Deficit) attributable to Cannabis Global, Inc.	(365,828)	(1,435,286)	61,415
Noncontrolling Interest	3,941,611	0
Total Stockholders' Equity (Deficit)	3,575,783	(1,435,286)	61,415
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)	$ 12,247,405	$ 2,325,185	$ 214,829